Cover	Sep. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2024
Entity File Number	001-41358
Entity Registrant Name	Aclarion, Inc.
Entity Central Index Key	0001635077
Entity Tax Identification Number	47-3324725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8181 Arista Place
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(833)
Local Phone Number	275-2266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock Par Value 0. 00001 Per Share [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	ACON
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock [Member]
Title of 12(b) Security	Common Stock Warrants
Trading Symbol	ACONW
Security Exchange Name	NASDAQ